Description of the Plan (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Sep. 30, 2025	Dec. 31, 2025 USD ($) year hour loan withdrawal	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
After-tax contributions, allowable withdrawal period			12 months
EBP, 005
EBP, Description of Plan [Line Items]
Requisite hours of service | hour			1,000
Requisite hours of service, consecutive month period			12 months
Requisite service period			60 days
Automatic deferral rate			2.00%
Deferral limit, highly compensated employees			10.00%
Contribution limit, after-tax			100.00%
Contribution limit, after-tax, highly compensated employees	10.00%	9.00%
After-tax contributions, allowable withdrawals per period | withdrawal			2
Participant rollover contributions, increase from acquisition			$ 0
Minimum borrowing amount	$ 1,000		1,000
Maximum borrowing amount	50,000		$ 50,000
Maximum borrowing term, primary residence			15 years
Allowable outstanding loans at any point in time | loan			1
Restriction limit, allowable loans to be initiated per period | loan			1
Restriction limit, allowable loans to be initiated, period for initiation			12 months
Vesting period			3 years
Limit to transfers and contributions into the self-directed brokerage account			50.00%
Lump sum distribution age | year			59.5
Forfeited non-vested assets	$ 107,935		$ 107,935	$ 57,017
Matching contributions paid using forfeited amounts			$ 962,595
EBP, 005 | Non-PTG Participants
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage			62.50%
Participant compensation matched, percentage			4.00%
EBP, 005 | Participants of PTG
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage			50.00%
Participant compensation matched, percentage			6.00%
EBP, 005 | Minimum
EBP, Description of Plan [Line Items]
Range of deferral election amounts, percent			1.00%
General loans, term range			1 year
EBP, 005 | Maximum
EBP, Description of Plan [Line Items]
Range of deferral election amounts, percent			75.00%
General loans, term range			5 years